UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):      |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Integre Advisors
Address: 277 Park Avenue 49th Floor
         New York, NY 10172

13F File Number: ____________

The institutional investmept that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael J Marrone
Title: Director
Phone: (212)838-2300

Signature,                                Place,               Date of Signing:

/s/   Michael J Marrone          277 Park Ave, NY, NY 10172    November 14, 2008
---------------------------      --------------------------    -----------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                         ---------------------------

Form 13F Information Table Entry Total:
                                         ---------------------------

Form 13F Information Table Value Total:
                                         ---------------------------
                                                  (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.   Form 13F File Number           Name

            28-
      ----     ------------------------    ------------------------------------
      [Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS COMPANY       COM              025816109     4537   128065 SH       SOLE                   128065
ARUZE CORP                     COM              j0204h106     1138    50600 SH       SOLE                    27100    23500
ASCEND ACQUISITION CORP        COM              04350h100      177    30000 SH       SOLE                             30000
BIOPURE CORP CL A              COM              09065H402        4    17300 SH       OTHER                                     17300
BMC SOFTWARE                   COM              055921100      286    10000 SH       SOLE                    10000
BROADRIDGE FINL SOLUTIONS INC  COM              11133T103      699    45415 SH       SOLE                    17903    27512
BROOKFIELD INFRASTRUCTURE PART COM              G16252101     2960   188161 SH       SOLE                   102706    19836    66283
                                                                 1       58 SH       OTHER                                        58
CACI INTERNATIONAL INC         COM              127190304     4549    90808 SH       SOLE                    50067     8810    32427
                                                                 3       63 SH       OTHER                                        63
CANADIAN NATURAL RESOURCES LTD COM              136385101     4149    60606 SH       SOLE                    30872    12767    17140
                                                                15      215 SH       OTHER                                       215
CHINA MOBILE MEDIA TECHNOLOGY  COM              16950C109        5   150000 SH       SOLE                   150000
CHINACAST EDUCATION            COM              16946T109      108    42700 SH       SOLE                    35200     7500
COCA-COLA CO USD               COM              191216100     6462   122199 SH       SOLE                    62829      516    59547
                                                                 2       42 SH       OTHER                                        42
CONOCOPHILLIPS                 COM              20825C104     5053    68981 SH       SOLE                    38059    12000    19221
                                                                 2       27 SH       OTHER                                        27
CTRIP.COM INTL LTD             COM              22943F100     4972   128764 SH       SOLE                   128764
DYNEGY INC                     COM              26817G102     2194   612870 SH       SOLE                   294234    10008   311804
                                                                 1      309 SH       OTHER                                       309
EATON CORP.                    COM              278058102     3199    56944 SH       SOLE                    27306    13802    15998
                                                                 0        8 SH       OTHER                                         8
EBAY INC.                      COM              278642103    13740   613948 SH       SOLE                   513208    23378    78178
                                                                 2       71 SH       OTHER                                        71
ELONG INC                      COM              290138205     4044   581861 SH       SOLE                   581861
ENTERGY CORP                   COM              29364G103     4663    52383 SH       SOLE                    27387     9406    15834
                                                                 2       24 SH       OTHER                                        24
FEDERATED INVS INC             COM              314211103     5100   176783 SH       SOLE                    88936    32743    55691
                                                                 2       57 SH       OTHER                                        57
FOREST LABS                    COM              345838106      744    26322 SH       SOLE                    17322     9000
GENENTECH INC COM NEW          COM              368710406      975    11000 SH       SOLE                    11000
GOOGLE                         COM              38259p508    15744    38972 SH       SOLE                    38972
HANSEN NATURAL CORP            COM              411310105     2848    94164 SH       SOLE                    49407     7524    37612
                                                                 1       33 SH       OTHER                                        33
HOLOGIC                        COM              436440101     4621   239053 SH       SOLE                   121035     9879   109225
                                                                 2       96 SH       OTHER                                        96
HOME INNS HOTELS ADR           COM              43713W107     3182   228076 SH       SOLE                   228076
HUNTSMAN CORPORATION           COM              447011107      378    30000 SH       SOLE                    20000    10000
INFINERA CORP                  COM              45667G103     5889   615961 SH       SOLE                   615961
INTL GAME TECHNOLOGY           COM              459902102     4776   277979 SH       SOLE                   133773     4531   141126
                                                                 2      142 SH       OTHER                                       142
INVITROGEN CORP                COM              46185R100     6604   174709 SH       SOLE                    80345    27552    67482
                                                                 2       59 SH       OTHER                                        59
JACK IN THE BOX                COM              466367109     1909    90455 SH       SOLE                    45523     1491    43903
                                                                 1       41 SH       OTHER                                        41
JACKSON HEWITT TAX SVC INC COM COM              468202106     1681   109560 SH       SOLE                    50978     1729    57349
                                                                 1       44 SH       OTHER                                        44
KRAFT FOODS INC                COM              50075N104     1273    38877 SH       SOLE                    11359             27518
LEVEL 3 COMMUNICATIONS         COM              52729N100     4831  1789378 SH       SOLE                  1789378
LIQUIDITY SERVICES INC         COM              53635B107     2761   254470 SH       SOLE                   254470
MICROSOFT CORP                 COM              594918104     6014   225330 SH       SOLE                   113264    31827    81053
                                                                 2       72 SH       OTHER                                        72
MICROSTRATEGY INC              COM              594972408      998    16762 SH       SOLE                     4758     7659     4345
MISSION WEST PPTYS REIT        COM              605203108     6715   689414 SH       SOLE                   689414
NETSUITE INC                   COM              64118Q107     2153   119456 SH       SOLE                   119456
NEW ORIENTAL ED ADR            COM              647581107     3834    59675 SH       SOLE                    59675
NORTHWESTERN CORP              COM              668074305      528    21000 SH       SOLE                    21000
OCCIDENTAL PETROLEUM CORP      COM              674599105     1189    16881 SH       SOLE                    10550     6331
PARMALAT                       COM              t7s73m107     1699   728797 SH       SOLE                   358797   370000
PATRIOT COAL CORP              COM              70336t104      203     7000 SH       SOLE                     3000     4000
PAYCHEX INC                    COM              704326107     3393   102726 SH       SOLE                    56551             46903
                                                                 2       64 SH       OTHER                                        64
ROYAL BANK OF SCOTLAND ADS     COM              780097721      160    50000 SH       SOLE                    50000
RTI INTERNATIONAL METALS       COM              74973w107     1019    52075 SH       SOLE                    30075    22000
SHANDA INTERACTIVE ENTERTAINME COM              81941Q203     5943   232593 SH       SOLE                   187321     1424    44291
                                                                 1       38 SH       OTHER                                        38
SHOTPAK, INC                   COM              825360100        0    10000 SH       OTHER                                     10000
SINA CORP                      COM              G81477104     3631   103150 SH       SOLE                   103150
SP ACQUISITION HOLDINGS, INC.  COM              78470a104      288    31005 SH       SOLE                    16305    14700
STANDARD & POORS DEPOSITARY RE COM              78462f103      362     3117 SH       SOLE                      117     3000
STRAYER EDUCATION INC.         COM              863236105     8230    41099 SH       SOLE                    41099
SUNCOR ENERGY INC              COM              867229106     1414    33543 SH       SOLE                    15194      561    17962
                                                                 1       15 SH       OTHER                                        15
TENCENT HOLDINGS ORD           COM              G87572122     5631   793125 SH       SOLE                   793125
TEXAS INSTRUMENTS INC          COM              882508104     4028   187340 SH       SOLE                    90787     3052    94460
                                                                 1       25 SH       OTHER                                        25
TEXAS PETROCHEMICALS           COM              88265P208      234    13000 SH       SOLE                     5000     8000
TRICO MARINE SERVICES          COM              896106200     1225    71717 SH       SOLE                    35013     1198    35868
                                                                 1       32 SH       OTHER                                        32
ULTRA FINANCIALS PROSHARES     COM              74347r743      175    10000 SH       SOLE                             10000
UNILEVER N V NEW YORK SHS NEW  COM              904784709     3394   120522 SH       SOLE                    65110     2133    54108
                                                                 2       77 SH       OTHER                                        77
WACHOVIA                       COM              929903102     2791   797369 SH       SOLE                   383266    12988   405250
                                                                 1      403 SH       OTHER                                       403
WALGREEN CO.                   COM              931422109     3044    98328 SH       SOLE                    54252     1906    42837
                                                                 4      135 SH       OTHER                                       135
WARREN RESOURCES               COM              93564a100      100    10000 SH       SOLE                             10000
WESTERN UNION CO               COM              959802109     7262   294384 SH       SOLE                   294384
YAHOO! INC.                    COM              984332106      267    15444 SH       SOLE                     5444    10000
HILLTOP HOLDINGS INC 8.25% SER PFD              432748200      177    10000 SH       SOLE                    10000